Cash and cash equivalents	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents [Abstract]
Cash and cash equivalents
5.	Cash and cash equivalents

	June 30,	December 31,
	2026	2025
	$’000	$’000
Cash at bank and in hand	37,454	30,972
Cash equivalents	307,599	215,279
	345,053	246,251

During the six months ended June 30, 2026, proceeds of $17.1 million were received from the redemption of marketable securities, which includes accrued interest. On redemption of the marketable securities, the funds are invested in cash equivalents.